Stock Options (Details) - Schedule of weighted average assumptions - DeepGreen Metals Inc. [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Options (Details) - Schedule of weighted average assumptions [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	89.44%	100.00%	100.00%
Risk-free interest rate	0.51%	0.53%	1.59%
Expected life of options (years)	3 years 8 months 23 days	7 years 4 months 17 days	2 years
Estimated per share fair value of the Company’s Common Shares (in Dollars per share)	$ 7.00	$ 3.60	$ 1.75
Tranche 1 and Tranche 2 [Member]
Stock Options (Details) - Schedule of weighted average assumptions [Line Items]
Expected dividend yield	0.00%
Expected stock price volatility	90.98%
Risk-free interest rate	1.25%
Expected life of options (years)	7 years 3 months
Estimated per share fair value of the Company’s Common Shares (in Dollars per share)	$ 7.00
Tranche 3 [Member]
Stock Options (Details) - Schedule of weighted average assumptions [Line Items]
Expected dividend yield	0.00%
Expected stock price volatility	91.23%
Risk-free interest rate	0.82%
Expected life of options (years)	5 years 2 months 19 days
Estimated per share fair value of the Company’s Common Shares (in Dollars per share)	$ 7.00
Tranche 4 Member]
Stock Options (Details) - Schedule of weighted average assumptions [Line Items]
Expected dividend yield	0.00%
Expected stock price volatility	91.23%
Risk-free interest rate	0.85%
Expected life of options (years)	5 years 4 months 6 days
Estimated per share fair value of the Company’s Common Shares (in Dollars per share)	$ 7.00